UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended December 31, 2012

       Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):[ ] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	Arrow Investment Advisors, LLC
       Address: 2943 Olney-Sandy spring Road suite A
             	Olney, MD 20832


       Form 13F File Number: 28-13552

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Patrick Bassett
       Title:	Chief Compliance Officer
       Phone:	(301) 260-2934

       Signature, Place, and Date of Signing:

                Patrick Bassett         Olney, Maryland      January  17, 2013
                 [Signature]              [City, State]       [Date]

       Report Type (Check only one.):

       [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       []13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F File Number Name


          [Repeat as necessary.]

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:	   1

       Form 13F Information Table Entry Total:	   32

       Form 13F Information Table Value Total:	   415771
                                               (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name
          1	28-12076	       Dorsey Wright & Associates



          [Repeat as necessary.]



	FORM 13F INFORMATION TABLE

NAME OF 	Titleof				Value	SHRS/PRNSHRS/	INVSTM	Other	Voting Authority
ISSUER		Class 		Cusip#		(x1000)	AMT	PRN	DSCRTN	MGRs	Sole	Shared	None
CEDARRLTYTR	COM		150602209	173	32698	SH	SOLE		32698
COMMONWEALTHREITCOM		203233101	197	12433	SH	SOLE		12433
ISHARESINC	MSCIBELCAPPED	464286301	9606	693599	SH	DEFINED	1		693599
ISHARESINC	MSCIPACJIDX	464286665	14816 	314300	SH	DEFINED	1		314300
ISHARESINC	MSCISWITZERLD	464286749	10183	379950	SH	DEFINED	1		379950
ISHARESINC	MSCIGERMAN	464286806	10110	409000	SH	DEFINED	1		409000
ISHARESINC	MSCIMEXINVEST	464286822	10431	147900	SH	DEFINED	1		147900
ISHARESINC	MSCIHONGKONG	464286871	10196	525000	SH	DEFINED	1		525000
ISHARESINC	BARCLYS7-10	464287440	39029	363097	SH	DEFINED	1		363097
ISHARESTR	CONSSRVCIDX	464287580	13252	152670	SH	DEFINED	1		152670
ISHARESTR	DJUSTELECOMM	464287713	12675	522450	SH	DEFINED	1		522450
ISHARESTR	DJUSHEALTHCR	464287762	12418	148700	SH	DEFINED	1		148700
ISHARESTR	S&PEUROPLUS	464287861	13759 	350100	SH	DEFINED	1		350100
ISHARES TR	JPMORGANUSD	464288281	15172	123550	SH	DEFINED	1	3000	120550
ISHARESTR	S&PDEVEXUS	464288422	13773 	379300	SH	DEFINED	1		379300
ISHARESTR	HIGHYLDCORP	464288513	541 	5800	SH	SOLE		5800
MOBILETELESYs	ADR		607409109	191	10242	SH	SOLE		10242
OXFORDRES	COMUNITLP	691807101	88	19935	SH	SOLE		19935
VANGUARDBDINDXFDSHORTTRMBND	921937827	36720	453384	SH	DEFINED	1		453384
VANGUARDINDXFDS SMCPVALETF	922908611	55731 	767000	SH	DEFINED	1		767000
VANGUARDINDXFDS	VALUEETF	922908744	58662 	997650	SH	DEFINED	1		997650
ISHARES TR	USTREASURYBD	46429B267	654	26000	SH	SOLE		26000
JPMORGANCHASE	ALERIANMLETN	46625H365	13671	355473	SH	DEFINED	1		355473
KT CORP		ADR		48268K101	192	11440	SH	SOLE		11440
POWERSHRS	SOVEREIGNDBT	73936T573	340	10824	SH	SOLE		10824
SPDRINDEXSHSFDS	DJINTLRLETF	78463X863	14799 	357900	SH	DEFINED	1		357900
SPDRSERTR	DBINTGVTETF	78464A490	553	8700	SH	SOLE		8700
SELECTSECSPDRTR	SBIHEALTHCARE	81369Y209	15862 	397050	SH	DEFINED	1		397050
SELECTSECSPDRTR	SBICONSDISCR	81369Y407	16451 	346850	SH	DEFINED	1		346850
SELECTSECSPDRTR	SBIINT-FINL	81369Y605	15230 	928650	SH	DEFINED	1		928650
CAPITALPRODUCT	COMUNITLP	Y11082107	147	22363	SH	SOLE		22363
NAVIOSMARITIME	UNITLPI		Y62267102	149	12114	SH	SOLE		12114